Cover	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	ENTRADA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40969
Entity Tax Identification Number	81-3983399
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 17-500
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(857)
Local Phone Number	520-9158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TRDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001689375
Former Address
Document Information [Line Items]
Entity Address, Address Line One	6 Tide Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210